Deferred tax - Analysis of Deferred Tax Balances for Financial Reporting Purposes (Detail) - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets gross		£ 430.9	£ 412.0
Deferred tax assets, offset		(243.0)	(259.0)
Deferred tax assets	[1]	187.9	153.0	£ 160.3
Deferred tax liabilities gross		(622.8)	(738.5)
Deferred tax liabilities, offset		243.0	259.0
Deferred tax liabilities	[1]	(379.8)	(479.5)	£ (513.7)
Deferred tax assets (liabilities)		£ (191.9)	£ (326.5)

[1]	Figures have been restated, as described in the accounting policies.